Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,996,733	$ 2,055,044	$ 2,183,207
Restricted cash	2,711	77,701	2,275
Other current assets	58,165	54,250	33,763
Total current assets	2,057,609	2,186,995	2,219,245
Property and equipment, net	15,550	14,749	8,962
Operating lease right-of-use assets	65,163	62,279	64,970
Restricted cash, net of current portion	8,933	8,931	83,770
Investments measured at fair value	180,359	188,978	93,445
Long-term investment	100,563	100,563	0
Other assets	26,520	27,197	6,659
Total assets	2,454,697	2,589,692	2,477,051
Current liabilities:
Accounts payable	15,014	20,550	10,306
Accrued expenses	73,788	76,936	68,621
Operating lease liabilities	12,055	12,313	7,839
Deferred consideration liability	100,000	100,000	0
Other current liabilities	8,301	9,162	5,352
Total current liabilities	209,158	218,961	92,118
Liability instruments measured at fair value	5,906	67,893	102,373
Operating lease liabilities, noncurrent	65,263	62,384	64,452
Long-term debt	186,350	170,280	108,592
Other liabilities	8,188	8,169	821
Total liabilities	474,865	527,687	368,356
Commitments and Contingencies
Redeemable noncontrolling interest	22,491	22,491	22,491
Shareholders' equity:
Common shares	0	0	0
Additional paid-in capital	3,824,974	3,814,805	3,143,739
Subscription receivable	(100,000)	(100,000)	0
Accumulated deficit	(2,000,645)	(1,918,462)	(1,109,228)
Accumulated other comprehensive (loss) income	(1,207)	1,445	(2,349)
Shareholders' equity attributable to Roivant Sciences Ltd.	1,723,122	1,797,788	2,032,162
Noncontrolling interests	234,219	241,726	54,042
Total shareholders' equity	1,957,341	2,039,514	2,086,204
Total liabilities, redeemable noncontrolling interest and shareholders' equity	$ 2,454,697	$ 2,589,692	$ 2,477,051